Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income
Net income	$ 2.0	$ 2.9	$ 21.5
Stockholder's Equity
Total stockholder's equity	49.3	54.4	67.5	$ 49.6
New York Department of Commerce
Net Income
Based on statutory accounting principles	5.0	6.3	22.0
Deferred and uncollected premiums	0.0	0.0	76.4
Policy and claim reserves	0.0	0.4	(71.0)
Investment valuation difference	(0.1)	0.0	0.1
Commissions and fees	0.0	0.0	(20.1)
Deferred taxes	(0.1)	(1.8)	1.7
Deferred gain on disposal of businesses and gains on disposal of businesses	(2.6)	(2.0)	13.4
Other differences	(0.2)	0.0	(1.0)
Net income	2.0	2.9	$ 21.5
Stockholder's Equity
Based on statutory accounting principles	48.2	52.7
Deferred and uncollected premiums	0.0	0.0
Policy and claim reserves	0.0	0.0
Investment valuation difference	1.9	3.5
Commissions and fees	0.0	0.0
Deferred taxes	0.0	(0.2)
Deferred gain on disposal of businesses and gains on disposal of businesses	(1.5)	(2.3)
Other differences	0.7	0.7
Total stockholder's equity	$ 49.3	$ 54.4